Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 27, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 28, 2015
U.S. Global GO GOLD and Precious Metal Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global GO GOLD and Precious Metal Miners ETF NAV
Account Value	$ 17,966		$ 15,807	$ 14,282		$ 16,170	$ 17,714	$ 14,657	$ 9,557	$ 10,673	$ 10,000
US Global JETS ETF
Account Value [Line Items]
Line Graph and Table Measure Name	US Global JETS ETF NAV
Account Value	$ 10,652		8,001	7,176		8,854	9,324	13,131	11,508	13,344		$ 11,270	$ 9,961	$ 10,000
US Global Sea to Sky Cargo ETF
Account Value [Line Items]
Line Graph and Table Measure Name	US Global Sea to Sky Cargo ETF NAV
Account Value	$ 9,983		9,775	8,208	$ 10,000
U.S. Global Technology and Aerospace & Defense ETF
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Global Technology and Aerospace & Defense ETF NAV
Account Value	$ 9,866	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 27,653		22,119	17,515		21,388	16,618	14,036	10,675	11,164	10,000
US Global Go Gold and Precious Metal Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	US Global Go Gold and Precious Metal Miners Index
Account Value	$ 19,708		17,147	15,345		17,123	18,603	15,294	9,750	10,784	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,148		26,514	20,995		25,638	19,920	16,825	12,796	13,382		10,984	9,811	10,000
US Global JETS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	US Global JETS Index
Account Value	$ 11,211		8,400	7,467		$ 9,184	$ 9,669	$ 13,449	$ 11,738	$ 13,522		$ 11,383	$ 9,999	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,587		10,868	8,606	10,000
US Global Sea to Sky Cargo Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	US Global Sea to Sky Cargo Index
Account Value	$ 10,644		$ 10,207	$ 8,295	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,852	$ 10,000